Annual Total Returns [BarChart] - Great-West Lifetime 2025 Fund - Investor	Apr. 30, 2021
Bar Chart Table:
2011	(2.34%)
2012	15.12%
2013	18.52%
2014	6.81%
2015	(1.43%)
2016	8.13%
2017	14.14%
2018	(5.73%)
2019	18.01%
2020	12.24%